John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 97.0%		$3,504,405,343
(Cost $3,393,859,247)
Austria 0.5%		18,946,971
ANDRITZ AG	334,630	18,946,971
Bermuda 4.3%		154,386,901
Everest Group, Ltd.	132,263	45,962,715
Hiscox, Ltd.	6,343,756	85,569,247
RenaissanceRe Holdings, Ltd.	98,267	22,854,939
Canada 7.4%		269,073,346
Allied Gold Corp. (A)(B)	6,038,098	18,903,462
Cenovus Energy, Inc.	4,015,572	58,077,768
Hammond Power Solutions, Inc. (B)	129,508	9,308,429
Kinross Gold Corp.	3,596,921	40,514,396
MEG Energy Corp.	3,889,975	63,782,368
Sandstorm Gold, Ltd.	5,089,307	29,695,065
Teck Resources, Ltd., Class B	1,194,402	48,791,858
China 2.7%		97,251,108
Alibaba Group Holding, Ltd.	7,928,200	97,251,108
Finland 1.6%		57,195,187
Nordea Bank ABP	4,803,343	57,195,187
France 10.5%		378,122,247
Alten SA	178,549	16,423,738
BNP Paribas SA	518,803	35,439,224
Bureau Veritas SA	867,153	27,099,928
Capgemini SE	413,166	75,078,926
Eiffage SA	443,250	39,598,492
Eurazeo SE	345,724	28,540,552
Rexel SA	521,072	13,794,787
Sanofi SA	297,848	32,370,661
SPIE SA	1,148,419	38,273,772
Vallourec SACA (A)	3,764,381	71,502,167
Germany 2.8%		100,234,170
Evonik Industries AG	1,667,416	31,310,484
Infineon Technologies AG	1,026,834	33,760,725
Siemens AG	164,025	35,162,961
Ireland 2.6%		93,560,315
AIB Group PLC	2,581,557	15,180,050
Kerry Group PLC, Class A	495,697	50,903,871
Smurfit WestRock PLC	518,348	27,476,394
Italy 4.1%		147,464,885
Enel SpA	8,557,121	60,821,231
Iveco Group NV	3,217,587	39,161,571
Saipem SpA (A)	19,458,616	47,482,083
Japan 14.3%		515,733,423
Asahi Group Holdings, Ltd.	2,932,500	31,762,892
Fuji Electric Company, Ltd.	954,800	45,491,425
Kyowa Kirin Company, Ltd.	1,434,700	21,379,471
Mitsubishi Chemical Group Corp.	3,494,200	17,847,194
Mitsubishi Electric Corp.	2,311,300	37,884,436
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	4,515,400	$57,103,569
Renesas Electronics Corp. (A)	1,033,800	13,847,218
Sony Group Corp.	4,348,800	95,975,158
Sugi Holdings Company, Ltd.	1,549,600	26,948,199
Sumitomo Mitsui Financial Group, Inc.	2,853,100	70,309,219
Suzuken Company, Ltd.	684,300	21,359,307
Suzuki Motor Corp.	3,166,600	37,892,180
Toyo Suisan Kaisha, Ltd.	327,200	21,142,398
Toyo Tire Corp.	1,021,500	16,790,757
Netherlands 4.7%		169,649,563
Akzo Nobel NV	197,870	11,238,602
Euronext NV (C)	329,358	38,253,897
Heineken NV	520,218	36,143,451
ING Groep NV	1,925,273	31,999,712
Prosus NV (A)	1,361,710	52,013,901
Norway 0.9%		32,275,262
Norsk Hydro ASA	5,472,275	32,275,262
South Korea 7.2%		260,882,627
KB Financial Group, Inc.	174,030	10,903,205
KT Corp.	1,148,981	37,716,360
KT Corp., ADR (B)	383,457	6,645,310
NAVER Corp. (A)	411,640	60,958,612
Samsung Electronics Company, Ltd.	1,013,531	36,196,962
Samsung Fire & Marine Insurance Company, Ltd.	130,051	33,942,878
SK Hynix, Inc.	323,121	43,501,691
SK Telecom Company, Ltd.	814,555	31,017,609
Spain 2.6%		96,137,431
Amadeus IT Group SA	555,798	40,671,892
Banco Bilbao Vizcaya Argentaria SA	4,871,837	55,465,539
Switzerland 7.8%		282,230,486
Glencore PLC (A)	12,605,392	54,460,715
Novartis AG	1,223,519	128,074,129
Sandoz Group AG	2,082,313	99,695,642
United Kingdom 22.0%		795,774,238
AstraZeneca PLC	649,940	91,235,352
BAE Systems PLC	6,483,805	98,010,294
Barratt Redrow PLC	9,524,378	53,352,687
Beazley PLC	6,619,930	68,352,670
Endeavour Mining PLC	865,335	17,796,720
HSBC Holdings PLC	5,674,974	59,269,873
IMI PLC	1,526,563	37,770,598
Informa PLC	2,989,270	31,896,641
Melrose Industries PLC	6,164,314	46,522,599
NatWest Group PLC	7,575,010	40,387,208
Nomad Foods, Ltd.	1,630,391	29,118,783
Shell PLC	2,220,034	72,893,943
SSE PLC	2,324,140	46,820,871
The Weir Group PLC	3,050,235	90,990,639
Travis Perkins PLC	1,290,547	11,355,360
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
United States 1.0%		$35,487,183
CRH PLC	358,666	35,487,183

	Yield (%)	Shares	Value
Short-term investments 1.1%			$41,343,886
(Cost $41,343,843)
Short-term funds 1.1%			41,343,886
Fidelity Government Portfolio, Institutional Class	4.3043(D)	38,991,722	38,991,722
John Hancock Collateral Trust (E)	4.2301(D)	235,136	2,352,164

Total investments (Cost $3,435,203,090) 98.1%	$3,545,749,229
Other assets and liabilities, net 1.9%	67,577,920
Total net assets 100.0%	$3,613,327,149

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $2,281,936.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-25:
Financials	20.9%
Industrials	16.3%
Health care	10.9%
Consumer discretionary	10.9%
Materials	10.1%
Energy	8.7%
Information technology	6.1%
Consumer staples	5.4%
Communication services	4.7%
Utilities	3.0%
Short-term investments and other	3.0%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$18,946,971	—	$18,946,971	—
Bermuda	154,386,901	$68,817,654	85,569,247	—
Canada	269,073,346	269,073,346	—	—
China	97,251,108	—	97,251,108	—
Finland	57,195,187	—	57,195,187	—
France	378,122,247	—	378,122,247	—
Germany	100,234,170	—	100,234,170	—
Ireland	93,560,315	—	93,560,315	—
Italy	147,464,885	—	147,464,885	—
Japan	515,733,423	—	515,733,423	—
Netherlands	169,649,563	—	169,649,563	—
Norway	32,275,262	—	32,275,262	—
South Korea	260,882,627	6,645,310	254,237,317	—
Spain	96,137,431	—	96,137,431	—
Switzerland	282,230,486	—	282,230,486	—
United Kingdom	795,774,238	46,915,503	748,858,735	—
United States	35,487,183	—	35,487,183	—
|	5

	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Short-term investments	$41,343,886	$41,343,886	—	—
Total investments in securities	$3,545,749,229	$432,795,699	$3,112,953,530	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	235,136	—	$64,110,585	$(61,757,076)	$(1,388)	$43	$11,877	—	$2,352,164
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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